Schedule of contract liabilities (Details) (Parenthetical) - SGD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Amounts due to the directors	$ 3,654	$ 12,587	$ 2,941
Accrued interest		$ 1,445